Expense Example - Natixis Sustainable Future 2060 Fund	Jun. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	1,115
Expense Example, with Redemption, 5 Years	2,168
Expense Example, with Redemption, 10 Years	4,796
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	1,140
Expense Example, with Redemption, 5 Years	2,210
Expense Example, with Redemption, 10 Years	$ 4,871